UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:


           /s/ Stuart Pistol           Short Hills, NJ              8/14/06
       --------------------------    --------------------         --------------
             [Signature]                [City, State]                 Date



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                            -

Form 13F Information Table Entry Total:                     71
                                                            --

Form 13F Information Table Value Total:               $530,379
                                                      --------
                                                     (thousands)

List of Other Included Managers    NONE

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      COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4             COLUMN 5    COLUMN 6   COLUMN 7      COLUMN 8
      --------               --------       --------    --------             --------    --------   --------      --------

                              TITLE                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER            OF CLASS       CUSIP      (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
   --------------            --------       -----      --------   -------    ---  ----  ----------  --------   ----   ------  ----

A D C Telecommunications       COM NEW     000886309     1,040       61,700    SH          SOLE               61,700
Abington Community
  Bancorp, Inc.                COM         00350R106     1,873      125,000    SH          SOLE              125,000
Alleghany Corp. DEL            COM         017175100     2,648        9,580    SH          SOLE                9,580
American Eagle
  Outfitters, Inc.             COM         02553E106     5,787      170,000    SH          SOLE              170,000
American Greetings Corp.       CL A        026375105    16,073      765,000    SH          SOLE              765,000
American International
  Group, Inc.                  COM         026874107    25,982      440,000    SH          SOLE              440,000
American River Bankshares      COM         029326105       308       11,400    SH          SOLE               11,400
Astoria Financial Corp         COM         046265104     5,481      180,000    SH          SOLE              180,000
Autoliv Inc.                   COM         052800109     3,111       55,000    SH          SOLE               55,000
Autozone Inc.                  COM         053332102     5,072       57,500    SH          SOLE               57,500
BNCCORP Inc.                   COM         055936108     1,833      143,750    SH          SOLE              143,750
Benjamin Franklin
  Bancorp Inc.                 COM         082073107       951       69,100    SH          SOLE               69,100
Centennial Bank
  Holdings Inc.                COM         151345303     9,848      952,400    SH          SOLE              952,400
Comcast Corp. New              CL A SPL    20030N200     7,212      220,000    SH          SOLE              220,000
ConocoPhillips                 COM         20825C104     6,553      100,000    SH          SOLE              100,000
Conseco Inc.                   PFD B
                               CV 5.50%    208464867     2,780      100,000    SH          SOLE              100,000
Conseco Inc                    COM NEW     208464883    22,460      972,273    SH          SOLE              972,273
Dearborn Bancorp Inc.          COM         24242R108     1,052       47,400    SH          SOLE               47,400
Dow Jones & Co Inc.            COM         260561105     4,936      141,000    SH          SOLE              141,000
Duckwall-Alco Stores, Inc.     COM         264142100     4,821      160,656    SH          SOLE              160,656
Enstar Group Inc GA            COM         29358R107     9,561      103,715    SH          SOLE              103,715
Farmer Bros Co.                COM         307675108     6,383      294,405    SH          SOLE              294,405
Finish Line Inc                CL A        317923100     1,183      100,000    SH          SOLE              100,000
Florida East Coast
   Industries Inc.             COM         340632108    19,995      382,100    SH          SOLE              382,100
Flushing Financial Corp.       COM         343873105     1,886      105,000    SH          SOLE              105,000
Foot Locker Inc.               COM         344849104     2,449      100,000    SH          SOLE              100,000
Franklin Bank Corp. DEL        COM         352451108    12,821      635,000    SH          SOLE              635,000
GAMCO Investors Inc.           COM         361438104     6,753      183,700    SH          SOLE              183,700
Gateway Inc.                   COM         367626108     4,988    2,625,000    SH          SOLE            2,625,000
Goodyear Tire & Rubber Co      COM         382550101    11,322    1,020,000    SH          SOLE            1,020,000
Healthsouth Corp.              COM         421924101       982      255,000    SH          SOLE              255,000
Hearst-Argyle
  Television, Inc.             COM         422317107     7,721      350,000    SH          SOLE              350,000
Hollinger International Inc.   CL A        435569108    13,050    1,625,100    SH          SOLE            1,625,100
Hudson City Bancorp            COM         443683107    21,328    1,600,000    SH          SOLE            1,600,000
IKON Office Solutions, Inc.    COM         451713101     6,786      538,600    SH          SOLE              538,600
Johnson Outdoors Inc.          CL A        479167108     5,918      324,100    SH          SOLE              324,100
Keweenaw Land
  Association Ltd.             COM         493026108     1,956       11,855    SH          SOLE               11,855
Knight Capital Group Inc.      CL A        499005106     6,092      400,000    SH          SOLE              400,000
Liberty Media Holding Corp     INT COM
                               SER A       53071M104     4,574      265,000    SH          SOLE              265,000
Liberty Media Holding Corp     CAP COM
                               SER B       53071M302     4,440       53,000    SH          SOLE               53,000
Limited Brands, Inc.           COM         532716107     7,677      300,000    SH          SOLE              300,000
Lydall Inc Del                 COM         550819106       820       88,900    SH          SOLE               88,900
Lynch Interactive Corp.        COM         551146202       613          275    SH          SOLE                  275
MVC Capital Inc.               COM         553829102    13,436      999,700    SH          SOLE              999,700
MarkWest Hydrocarbon Inc.      COM         570762104    10,890      440,000    SH          SOLE              440,000
McClatchy Co                   CL A        579489105    16,645      414,874    SH          SOLE              414,874
Medallion Financial Corp.      COM         583928106     2,278      175,800    SH          SOLE              175,800
Media General Inc              CL A        584404107     4,189      100,000    SH          SOLE              100,000
Millicon Intl Cellular S.A.    SHS NEW     L6388F110    13,629      300,000    SH          SOLE              300,000
Newkirk Realty Trust Inc.      COM         651497109     1,477       85,100    SH          SOLE               85,100
Northwest Bancorp Inc PA       COM         667328108     2,650      100,000    SH          SOLE              100,000
NorthWestern Corp.             COM NEW     668074305     6,527      190,000    SH          SOLE              190,000
Novoste Corp.                  COM NEW     67010C209       350      132,062    SH          SOLE              132,062
Oglebay Norton Co.             COM         677007205     2,931      144,399    SH          SOLE              144,399
Oglebay Norton Co.             PFD A CV    677007304    10,803      432,120    SH          SOLE              432,120
PNC Financial Services
  Group Inc.                   COM         693475105    20,700      295,000    SH          SOLE              295,000
Pfizer Inc.                    COM         717081103     7,862      335,000    SH          SOLE              335,000
Prudential Bancorp Inc.PA      COM         744319104     2,574      196,500    SH          SOLE              196,500
Rome Bancorp Inc. New          COM         77587P103       516       40,000    SH          SOLE               40,000
Rotech Healthcare Inc.         COM         778669101     1,888      502,000    SH          SOLE              502,000
Saks Inc.                      COM         79377W108     2,911      180,000    SH          SOLE              180,000
Sears Holdings Corp.           COM         812350106    38,216      246,077    SH          SOLE              246,077
Sovereign Bancorp Inc.         COM         845905108     3,839      189,000    SH          SOLE              189,000
TIMCO Aviation
  Services, Inc.               COM         887151207       753      228,100    SH          SOLE              228,100
Time Warner Inc.               COM         887317105    11,072      640,000    SH          SOLE              640,000
Tribune Company New            COM         896047107     9,945      306,000    SH          SOLE              306,000
TYCO International
  Ltd. New                     COM         902124106    29,700    1,080,000    SH          SOLE            1,080,000
USA Mobility Inc.              COM         90341G103     5,793      348,954    SH          SOLE              348,954
United Indl Corp.              COM         910671106       226        5,000    SH          SOLE                5,000
Walter Inds Inc.               COM         93317Q105    17,295      300,000    SH          SOLE              300,000
Warwick Valley Tel Co          COM         936750108     2,165      111,002    SH          SOLE              111,002

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